Document and Entity Information	0 Months Ended
Aug. 19, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 19, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Aug. 20, 2014
Document Effective Date	Aug. 20, 2014
Prospectus Date	Aug. 19, 2014
American Beacon AHL Managed Futures Strategy Fund (Prospectus Summary) | American Beacon AHL Managed Futures Strategy Fund | A Class
Risk/Return:
Trading Symbol	AHLAX
American Beacon AHL Managed Futures Strategy Fund (Prospectus Summary) | American Beacon AHL Managed Futures Strategy Fund | C Class
Risk/Return:
Trading Symbol	AHLCX
American Beacon AHL Managed Futures Strategy Fund (Prospectus Summary) | American Beacon AHL Managed Futures Strategy Fund | Y Class
Risk/Return:
Trading Symbol	AHLYX
American Beacon AHL Managed Futures Strategy Fund (Prospectus Summary) | American Beacon AHL Managed Futures Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	AHLIX
American Beacon AHL Managed Futures Strategy Fund (Prospectus Summary) | American Beacon AHL Managed Futures Strategy Fund | Investor Class
Risk/Return:
Trading Symbol	AHLPX